UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Capital and Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace &	Honeywell International, Inc.	46,700	$ 1,940,385
Defense - 4.8%	Northrop Grumman Corp.	54,500	3,299,430
	Raytheon Co.	84,200	4,505,542

			9,745,357

Capital Markets - 1.5%	The Bank of New York Mellon Corp.	95,925	3,125,237

Chemicals - 2.1%	E.I. du Pont de Nemours & Co.	107,600	4,336,280

Commercial Banks - 0.6%	Wells Fargo & Co.	30,700	1,152,171

Computers &	Hewlett-Packard Co.	95,000	4,392,800
Peripherals - 4.5%	International Business Machines Corp.	40,800	4,771,968

			9,164,768

Diversified Financial	Bank of America Corp.	103,527	3,623,445
Services - 7.4%	Citigroup, Inc.	100,700	2,065,357
	JPMorgan Chase & Co.	200,972	9,385,392

			15,074,194

Diversified	AT&T Inc.	139,570	3,896,794
Telecommunication	Qwest Communications International Inc.	921,200	2,975,476
Services - 5.3%	Verizon Communications, Inc.	122,000	3,914,980

			10,787,250

Electric Utilities - 3.2%	FPL Group, Inc.	68,000	3,420,400
	The Southern Co.	82,400	3,105,656

			6,526,056

Energy Equipment &	BJ Services Co.	304,300	5,821,259
Services - 5.9%	Halliburton Co.	192,600	6,238,314

			12,059,573

Food Products - 8.1%	General Mills, Inc.	83,300	5,724,376
	Kraft Foods, Inc.	164,910	5,400,803
	Ralcorp Holdings, Inc. (a)	1	67
	Unilever NV (b)	194,400	5,474,304

			16,599,550

Health Care Equipment &	Baxter International, Inc.	32,900	2,159,227
Supplies - 2.6%	Covidien Ltd.	58,925	3,167,808

			5,327,035

Health Care Providers &	Cardinal Health, Inc.	56,900	2,804,032
Services - 1.4%

Household	Clorox Co.	22,200	1,391,718
Products - 3.1%	Kimberly-Clark Corp.	74,900	4,856,516

			6,248,234

IT Services - 0.5%	Unisys Corp. (a)	356,400	980,100

Industrial	General Electric Co.	111,600	2,845,800
Conglomerates - 2.4%	Tyco International Ltd.	59,625	2,088,068

			4,933,868

Insurance - 7.2%	Hartford Financial Services Group, Inc.	70,700	2,897,993
	MetLife, Inc.	44,100	2,469,600
	Prudential Financial, Inc.	35,000	2,520,000
	The Travelers Cos., Inc.	151,600	6,852,320

			14,739,913

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Machinery - 1.6%	Deere & Co.	67,000	$ 3,316,500

Media - 5.5%	Time Warner, Inc.	519,000	6,804,090
	Viacom, Inc. Class B (a)	44,400	1,102,896
	Walt Disney Co.	106,600	3,271,554

			11,178,540

Metals & Mining - 2.0%	Alcoa, Inc. (c)	182,400	4,118,592

Multi-Utilities - 1.2%	Dominion Resources, Inc.	59,400	2,541,132

Multiline Retail - 0.5%	Nordstrom, Inc.	34,100	982,762

Office Electronics - 3.1%	Xerox Corp.	550,300	6,344,959

Oil, Gas & Consumable	Anadarko Petroleum Corp.	45,200	2,192,652
Fuels - 9.4%	Chevron Corp.	47,700	3,934,296
	Exxon Mobil Corp.	122,200	9,490,052
	Marathon Oil Corp.	18,400	733,608
	Peabody Energy Corp.	65,100	2,929,500

			19,280,108

Pharmaceuticals - 9.9%	Bristol-Myers Squibb Co.	382,100	7,966,785
	Johnson & Johnson	39,600	2,743,488
	Pfizer, Inc.	132,900	2,450,676
	Schering-Plough Corp.	226,000	4,174,220
	Wyeth	76,900	2,840,686

			20,175,855

Semiconductors &	Analog Devices, Inc.	63,000	1,660,050
Semiconductor	Fairchild Semiconductor International, Inc. (a)	250,000	2,222,500
Equipment - 7.0%	Intel Corp.	153,400	2,873,182
	LSI Corp. (a)	813,300	4,359,288
	Micron Technology, Inc. (a)	762,900	3,089,745

			14,204,765

Software - 0.3%	Microsoft Corp.	22,800	608,532

	Total Common Stocks (Cost - $232,528,118) - 101.1%		206,355,363

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 2.59% (d)(e)	$ 340	339,691

	Total Short-Term Securities (Cost - $339,691) - 0.2%		339,691

	Total Investments Before Options Written
	(Cost - $232,867,809*) - 101.3%		206,695,054

	Options Written	Contracts

Call Options	Nordstrom, Inc., expiring January 2009 at $40	34,100	(21,313)
	S&P 500 Index, expiring October 2008 at $1,270	61,500	(372,075)
	S&P 500 Index, expiring October 2008 at $1,300	40,000	(107,000)

	Total Options Written
	(Premiums Received - $1,772,761) - (0.3)%		(500,388)

	Total Investments, Net of Options Written - 101.0%		206,194,666
	Liabilities in Excess of Other Assets - (1.0)%		(2,065,346)

	Net Assets - 100.0%	$ 204,129,320

BlackRock Enhanced Capital and Income Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 233,729,355

Gross unrealized appreciation	$ 11,412,879
Gross unrealized depreciation	(38,447,180)

Net unrealized depreciation	$ (27,034,301)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ (13,333)	$90,895

(e) Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Financial futures contracts purchased as of September 30, 2008 were as follows:
		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

10	S&P 500 Index	December 2008	$567,021	$16,679

BlackRock Enhanced Capital and Income Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 206,355,363	$ (483,709)
Level 2	339,691	-
Level 3	-	-

Total	$ 206,695,054	$ (483,709)

* Other financial instruments are futures and options.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By: /s/ Donald C. Burke _
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 24, 2008